Business combination	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business combination
41. Business Combination
During the year ended December 31, 2025, the Company acquired PT Prime Agri Resources (formerly PT Sampoerna Agro), a company that operates palm plantations and a seed business throughout Indonesia, in which the Company holds a

65.7
%
interest. The Company anticipates that the stable revenue from the acquired company will expand its global palm market competitiveness by enlarging the farm production base and strengthening the refining value chain.

(a)	The fair values of the identifiable assets and liabilities of the acquiree as of the acquisition date are as follows:

(in millions of Won)	2025
Current assets	￦	354,240
Cash and cash equivalents		69,692
Trade and other receivables		23,497
Inventories		58,942
Other assets		41,399
Net assets held for sale		160,710
Non-current assets		798,785
Property, plant and equipment		608,053
Right-of-use assets		2,968
Intangible assets		83,247
Biological assets		28,373
Other assets		76,144
Current liabilities		301,449
Trade and other payables		48,211
Borrowings		36,447
Other liabilities		216,791
Non-current liabilities		283,410
Long-term borrowings		198,416
Other liabilities		84,994
Net assets		568,166

Acquired ownership interest		65.7%

Net assets acquired		373,404
Consideration transferred		798,147
Goodwill		424,743

(b)	Net cash flow from the business combination

(in millions of Won)	2025
Consideration paid in cash	￦	798,147
Less: Cash and cash equivalents of the acquired subsidiary		69,692
Net cash outflow		728,455
Meanwhile, assuming PT. Prime Agri Resources had been consolidated from January 1, 2025, the revenue and profit would have been
￦
553,167 million and
￦
93,366 million, respectively. Since its inclusion in the consolidation, the revenue and profit generated from PT.
Prime Agri Resources are
￦
95,989 million and
￦
12,296 million, respectively.